REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



Board of Directors and Shareholders
First Pacific Mutual Fund, Inc.
Honolulu, Hawaii


We have audited the accompanying statements of assets and liabilities of Hawaii Municipal Fund and Hawaii Intermediate Fund (each a series of shares of First Pacific Mutual Fund, Inc.) including the schedules of investments, as of September 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hawaii Municipal Fund and Hawaii Intermediate Fund as of September 30, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




                                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
October 31, 2002

November 15, 2002



Dear Fellow Shareholder,

     In these uncertain financial times, isn't it comforting to know you are invested in the Hawaii Municipal Fund and Hawaii Intermediate Fund? As Shareholders of the Funds you are earning tax-free income and supporting local projects designed to enrich our community. The money raised through municipal bonds is commonly used to build schools, hospitals, roads, airports, harbors, and water and electrical systems that serve to create jobs and improve the quality of life here in our islands.

     As we begin our 15th anniversary year of operations, we are pleased to provide you with our Funds' 2002 Annual Report.


     Continuing weakness in the U.S. economy, and a loose monetary policy, contributed to declining interest rates in the first ten months of 2002. The primary investment strategy of the Hawaii Municipal Fund was to purchase high quality long-term Hawaii municipal bonds. The primary investment strategy of the Hawaii Intermediate Fund was to purchase high quality four to eight year Hawaii municipal bonds. The past year's positive performance for these Funds, which is presented in this Annual Report, was primarily a result of the implementation of these strategies in the current investing conditions.


     We are proud to report that as a Hawaii resident, 100% of the income that you received in 2002 was both state and federal tax-free.* There were no capital gain distributions in 2002.


     If you have any questions about this Annual Report or would like us to provide information about the Funds to your family of friends, please call us at 988-8088.


     Thank you for your business as well as the many referrals. On behalf of the staff and management of the Funds, I would like to extend to you and your family best wishes for a safe and happy holiday season.

Warmest Aloha,



Terrence K.H. Lee
President and CEO        First Pacific Securities, Inc., Distributor/Member SIPC


*Some income may be subject to the federal alternative minimum tax for certain investors. Before investing, read the prospectus carefully for complete information including all fees and expenses. Call 988-8088 for a free prospectus. Fund's yields, share prices and investment returns fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. Hawaii Municipal Fund and Hawaii Intermediate Fund are series of First Pacific Mutual Fund, Inc.


FIRST PACIFIC MUTUAL FUND, INC.
BOARD OF DIRECTORS AND OFFICERS (Unaudited)

Overall responsibility for management of First Pacific Mutual Fund, Inc., (the
"Fund") rests with the Board of Directors. Each Director serves during the lifetime of the Fund and until its termination, or until the Director's death, resignation, retirement or removal. The Directors, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following table provides information regarding each Director and officer of the Fund.

                                                    Term of Office and                                          Number of Portfolios
Name, Age                Position & Office          Length of Time         Principal Occupation During                in FundComplex
and Address                 With the Fund            Served                      the Past Five Years            Overseen by Director
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
-----------------------
Clayton W.H. Chow (50)      Director                 Unlimited Term        Account Executive, Roadway Express                      2
896 Puuikena Dr.                                     14 years              Sr. Account Executive, Federal Express
Honolulu, HI  96821

Lynden M. Keala (48)        Director                 Unlimited Term        Account Executive, Xpedx                                2
47-532 Hui Iwa St.                                   13 years             (Distribution Division of International Paper)
Kaneohe, HI   96744                                                        Account Executive, Reynolds & Reynolds
                                                                          (formerly Vanier Business Forms)

Stuart S. Marlowe (62)      Director                 Unlimited Term        Owner, Surfside Sales and Marketing                     2
274 Poipu Drive                                      14 years             (Sales and marketing of music for the State of Hawaii)
Honolulu, HI  96825                                                        Vice President/General Manager Navarre Corp.
                                                                          (Distributor of music and software products.)

Karen T. Nakamura (58)      Director                 Unlimited Term        Executive Vice President, Building Industry             2
2825 S. King Street, #2001                           5 years               Association of Hawaii;  Vice President, Wallpaper
Honolulu, HI  96826                                                        Hawaii Ltd.

Kim F. Scoggins (55)        Director                 Unlimited Term        Commercial Real Estate, Colliers Monroe                 2
1221 Victoria Street, #3005                          5 years               Friedlander, Inc.
Honolulu, HI  96814                                                        Real Estate, 1250 Oceanside
Partners;

INTERESTED DIRECTORS
--------------------
*Terrence K.H. Lee (45)    Director,                 Unlimited Term        Director, President and CEO, First Pacific              2
1441 Victoria St., #901   President and CEO          14 years              Corporation; President and CEO, First Pacific Securities,
Honolulu, HI  96822                                                        Inc.

OFFICERS
--------
Charlotte A. Meyer (49)   Treasurer                                        Director, Treasurer, and Vice President, First
64-5251 Puu Nani Drive                                                     Pacific Corporation; Treasurer,  and
PO Box 2834                                                                Vice President, First Pacific Securities, Inc.
Kamuela, HI  96743

Jean M. Chun (46)         Secretary                                        Director, Secretary, and Vice President,
920 Ward Ave., #12G                                                        First Pacific Corporation; Secretary and,
Honolulu, HI  96814                                                        Vice President, First Pacific Securities, Inc.

Nora B. Simpson (42)      Assistant Secretary                              Vice President and Compliance Officer, First Pacific
503 Blackbird Drive                                                        Corporation, Vice President and Compliance Officer,
Hockessin, DE  19707                                                       First Pacific Securities, Inc.

There are no other Directorships held by any of the Directors. There are no family relationships between the persons listed. Terrence K.H. Lee is an interested person of First Pacific Mutual Fund, Inc. by virtue of his relationship as President of the investment adviser and principal underwriter and has had a material and professional relationship with the Fund for the last three completed fiscal years.

Additional information about members of the Board of Directors and executive officers is available in the Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call (808) 988-8088.





HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

September 30, 2002
----------------------------------------------------------------------------------------------

                                                                                     Value
    Par Value                                                                    (Note 1 (A))
                         HAWAII MUNICIPAL BONDS - 97.45%
                 Hawaii County
                    General Obligation Bonds - 3.65%
  $   300,000          5.600%,      05/01/11                                    $      349,224
    1,000,000          5.625%,      05/15/18                                         1,104,980
    1,000,000          5.625%,      05/15/19                                         1,100,070
    1,000,000          5.125%,      07/15/20                                         1,060,510
    1,250,000          5.125%,      07/15/21                                         1,317,212
                                                                                --------------
                                                                                     4,931,996

                 Hawaii State
                    General Obligation Bonds - 4.03%
      135,000          6.000%,      10/01/08                                           158,687
      120,000          5.250%,      04/01/11                                           132,482
      300,000          6.250%,      01/01/14                                           329,784
    3,000,000          5.000%,      08/01/20                                         3,150,480
    1,580,000          5.125%,      02/01/22                                         1,661,828
                                                                                --------------
                                                                                     5,433,261

                    COP #1 Capital District - 2.64%
    1,000,000          5.000%,      05/01/16                                         1,070,250
      555,000          5.000%,      05/01/18                                           587,795
    1,750,000          5.500%,      05/01/20                                         1,903,388
                                                                                --------------
                                                                                     3,561,433

                    Airport Systems Revenue Bonds - 0.35%
      385,000          6.900%,      07/01/12                                           476,522
                                                                                --------------

                    Department of Budget & Finance
                    Special Purpose Revenue Bonds
                       Hawaiian Electric Company, Inc. - 17.04%
    3,000,000          5.750%,      12/01/18                                         3,326,730
      565,000          6.550%,      12/01/22                                           580,560
      750,000          6.600%,      01/01/25                                           822,728
      625,000          6.200%,      05/01/26                                           699,556
      600,000          5.875%,      12/01/26                                           650,460
   10,050,000          5.650%,      10/01/27                                        11,010,981
    5,250,000          6.200%,      11/01/29                                         5,915,753
                                                                                --------------
                                                                                    23,006,768

                       Citizens Utilities Company - 4.00%
    5,400,000          6.600%,      07/01/22                                         5,401,350
                                                                                --------------










HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2002
----------------------------------------------------------------------------------------------

                                                                                     Value
    Par Value                                                                    (Note 1 (A))
                       Kapiolani Health Care System - 5.79%
  $   400,000          6.300%,      07/01/08                                    $      415,144
    1,500,000          6.000%,      07/01/11                                         1,588,125
    1,665,000          6.400%,      07/01/13                                         1,718,230
      700,000          6.200%,      07/01/16                                           737,961
    1,755,000          6.000%,      07/01/19                                         1,792,557
    1,505,000          6.250%,      07/01/21                                         1,563,544
                                                                                --------------
                                                                                     7,815,561

                       The Queen's Health Systems - 3.32%
      300,000          5.200%,      07/01/04                                           315,204
    1,020,000          6.000%,      07/01/20                                         1,071,847
    2,735,000          5.750%,      07/01/26                                         2,833,323
      250,000          5.000%,      07/01/28                                           255,293
                                                                                --------------
                                                                                     4,475,667

                       St. Francis Medical Center - 2.19%
      100,000          7.600%,      07/01/20                                           100,773
    2,765,000          6.500%,      07/01/22                                         2,850,273
                                                                                --------------
                                                                                     2,951,046

                       Wahiawa General Hospital - 1.75%
    2,310,000          7.500%,      07/01/12                                         2,362,044
                                                                                --------------

                       Wilcox Hospital - 1.90%
      250,000          4.800%,      07/01/04                                           257,667
      500,000          4.900%,      07/01/05                                           520,800
      800,000          5.250%,      07/01/13                                           821,952
      845,000          5.350%,      07/01/18                                           844,924
      115,000          5.500%,      07/01/28                                           115,133
                                                                                --------------
                                                                                     2,560,476

                    Department of Transportation
                       Matson Terminals, Inc. - 2.09%
    2,760,000          5.750%,      03/01/13                                         2,827,648
                                                                                --------------

                    Harbor Capital Improvements Revenue Bonds - 1.05%
      300,000          6.250%,      07/01/15                                           325,956
      500,000          5.500%,      07/01/19                                           544,825
      500,000          5.750%,      07/01/29                                           541,945
                                                                                --------------
                                                                                     1,412,726

                    Highway Revenue Bonds - 4.30%
      200,000          5.000%,      07/01/09                                           208,454
      150,000          5.000%,      07/01/11                                           156,341
    1,000,000          5.600%,      07/01/14                                         1,100,640
    1,100,000          5.000%,      07/01/16                                         1,173,997
    1,000,000          5.375%,      07/01/19                                         1,092,840
    2,000,000          5.000%,      07/01/22                                         2,077,360
                                                                                --------------
                                                                                     5,809,632




HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2002
----------------------------------------------------------------------------------------------

                                                                                     Value
    Par Value                                                                    (Note 1 (A))
                    Housing Authority Single Family
                       Mortgage Special Purpose Revenue Bonds - 8.52%
  $   440,000          5.550%,      07/01/07                                    $      460,940
      400,000          7.000%,      07/01/11                                           405,028
      150,000          5.700%,      07/01/13                                           156,474
      465,000          6.900%,      07/01/16                                           469,092
      165,000          6.750%,      07/01/20                                           166,454
      540,000          7.100%,      07/01/24                                           544,741
    2,235,000          5.900%,      07/01/27                                         2,310,409
    2,305,000          5.900%,      07/01/27                                         2,382,932
    1,490,000          5.750%,      07/01/30                                         1,546,277
    2,965,000          5.375%,      07/01/33                                         3,055,462
                                                                                --------------
                                                                                    11,497,809

                    Department of Hawaiian Homelands - 2.91%
      900,000          4.050%,      07/01/06                                           953,847
    1,355,000          4.100%,      07/01/07                                         1,434,566
    1,465,000          4.250%,      07/01/09                                         1,542,132
                                                                                --------------
                                                                                     3,930,545

                    Housing Authority Multi-Family
                       Mortgage Revenue Bonds - 2.58%
    1,000,000          5.700%,      07/01/18                                         1,022,800
    2,365,000          6.100%,      07/01/30                                         2,466,364
                                                                                --------------
                                                                                     3,489,164

                    Public Housing Authority Bonds - 0.19%
      250,000          5.750%,      08/01/04                                           256,220
                                                                                --------------

                    University Faculty Housing - 2.09%
      345,000          4.550%,      10/01/02                                           345,000
      800,000          5.650%,      10/01/16                                           871,688
    1,500,000          5.700%,      10/01/25                                         1,604,790
                                                                                --------------
                                                                                     2,821,478

                    University of Hawaii - Revenue Bonds - 3.52%
      100,000          5.450%,      10/01/06                                           102,000
      500,000          5.700%,      10/01/17                                           510,000
    4,000,000          5.125%,      07/15/32                                         4,138,160
                                                                                --------------
                                                                                     4,750,160









HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2002
----------------------------------------------------------------------------------------------

                                                                                     Value
    Par Value                                                                    (Note 1 (A))
                 Honolulu City & County
                    Board of Water Supply - 2.68%
  $   200,000          5.000%,      07/01/04                                    $      212,182
      500,000          5.800%,      07/01/16                                           571,865
      750,000          5.800%,      07/01/21                                           857,798
    1,890,000          5.250%,      07/01/31                                         1,974,728
                                                                                --------------
                                                                                     3,616,573

                    Waste Water System - 0.80%
    1,000,000          5.25%,       07/01/18                                         1,077,990
                                                                                --------------

                    General Obligation Bonds - 1.29%
      100,000          7.300%,      07/01/03                                           104,037
      200,000          7.350%,      07/01/06                                           236,660
      105,000          5.500%,      09/01/16                                           120,485
    1,210,000          5.250%,      09/01/24                                         1,274,154
                                                                                --------------
                                                                                     1,735,336

                    Halawa Business Park - 0.56%
      370,000          6.500%,      10/15/02                                           370,518
      365,000          6.600%,      10/15/03                                           381,275
                                                                                --------------
                                                                                       751,793

                    Housing Authority Multi-Family
                       Mortgage Revenue Bonds
                       Hale Pauahi - 0.33%
      415,000          6.800%,      07/01/28                                           440,340
                                                                                --------------

                       Maunakea Apartments - 0.81%
      963,000          5.750%,      11/20/09                                         1,087,622
                                                                                --------------

                       Sunset Villas - 3.85%
    2,955,000          5.600%,      07/20/21                                         3,081,474
    2,000,000          5.700%,      07/20/31                                         2,121,240
                                                                                --------------
                                                                                     5,202,714

                       Waipahu Project - 3.30%
    4,200,000          6.900%,      06/20/35                                         4,458,888
                                                                                --------------














HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2002
----------------------------------------------------------------------------------------------

                                                                                     Value
    Par Value                                                                    (Note 1 (A))
                 Kauai County
                    General Obligation Bonds - 6.34%
  $   410,000          5.850%,      08/01/07                                    $      472,488
    1,280,000          5.850%,      08/01/07                                         1,475,085
      250,000          5.900%,      02/01/10                                           269,478
      250,000          5.900%,      02/01/11                                           269,477
      295,000          5.900%,      02/01/12                                           317,983
      595,000          6.250%,      08/01/19                                           722,967
      695,000          6.250%,      08/01/22                                           844,474
    1,000,000          5.000%,      08/01/24                                         1,031,620
    3,065,000          5.000%,      08/01/25                                         3,159,678
                                                                                --------------
                                                                                     8,563,250

                    Housing Authority Paanau Project - 1.15%
    1,530,000          7.250%,      04/01/12                                         1,546,601
                                                                                --------------

                 Maui County
                    General Obligation Bonds - 2.43%
      235,000          5.750%,      06/01/13                                           267,691
      500,000          5.300%,      09/01/14                                           543,780
      500,000          5.000%,      09/01/17                                           527,340
    1,840,000          5.000%,      03/01/20                                         1,937,299
                                                                                --------------
                                                                                     3,276,110
                    Total Hawaii Municipal Bonds (Cost $123,888,233)               131,528,723
                                                                                --------------



HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2002
----------------------------------------------------------------------------------------------

                                                                                     Value
    Par Value                                                                    (Note 1 (A))
                       PUERTO RICO MUNICIPAL BONDS - 0.53%
                 Puerto Rico Commonwealth
                    General Obligation Bonds - 0.18%
  $   230,000          6.250%,      04/01/29                                    $      241,562
                                                                                --------------

                    Housing Finance Corp.
                        Multi-Family Mortgage Revenue Bonds - 0.35%
      145,000           7.500%,     10/01/15                                           145,135
      335,000           7.500%,     04/01/22                                           335,311
                                                                                --------------
                                                                                       480,446
                    Total Puerto Rico Municipal Bonds (Cost $708,926)                  722,008
                                                                                --------------


                     VIRGIN ISLANDS MUNICIPAL BONDS - 0.10%
                 Virgin Islands
                    Public Finance Authority, Series A - 0.10%
      100,000           7.300%,     10/01/18                                           134,283
                                                                                --------------
                    Total Virgin Islands Municipal Bonds (Cost $99,625)                134,283
                                                                                --------------

                    Total Investments (Cost $124,696,784) (a)    98.08%            132,385,014
                    Other Assets Less Liabilities                 1.92%              2,595,695
                                                                ------          --------------
                    Net Assets                                  100.00%         $  134,980,709
                                                                ======          ==============


                 (a)Aggregate cost for federal income tax purposes is $124,667,285.

                    At September 30, 2002, unrealized appreciation
                    (depreciation) of securities for federal income tax purposes is as follows:
                    Gross unrealized appreciation                               $   7,717,729
                    Gross unrealized depreciation                                           -
                                                                                -------------
                    Net unrealized appreciation                                 $   7,717,729
                                                                                =============

HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS

September 30, 2002
----------------------------------------------------------------------------------------------

                                                                                   Value
    Par Value                                                                   Note 1 (A))
                         HAWAII MUNICIPAL BONDS - 80.27%
                 Hawaii State
                    General Obligation Bonds - 4.38%
   $250,000            5.250%,      11/01/08                                    $   277,815
                                                                                -----------

                    COP - Kapolei State Office Building - 2.70%
    150,000            5.900%,      10/01/06                                        171,297
                                                                                -----------

                    Airport Systems Revenue Bonds - 4.29%
    250,000            5.700%,      07/01/07                                        272,420
                                                                                -----------

                    Department of Budget & Finance
                       Special Purpose Revenue Bonds
                       Citizens Utilities Company - 3.15%
    200,000            6.600%,      07/01/22                                        200,050
                                                                                -----------

                       Kapiolani Health Care Systems - 3.35%
    200,000            5.500%,      07/01/05                                        212,634
                                                                                -----------

                       The Queen's Health Systems - 3.31%
    200,000            5.200%,      07/01/04                                        210,136
                                                                                -----------

                       Wilcox Hospital - 4.06%
    250,000            4.800%,      07/01/04                                        257,668
                                                                                -----------

                    Homeland Department - 4.18%
    250,000            4.050%,      07/01/06                                        264,958
                                                                                -----------

                    Highway & Transportation Authority - 4.77%
    275,000            5.000%,      07/01/06                                        302,835
                                                                                -----------

                    Housing Authority
                       Single Family Special Purpose Mortgage
                       Revenue Bonds - 9.90%
    300,000            4.800%,      07/01/07                                        321,096
    295,000            4.650%,      07/01/12                                        306,948
                                                                                -----------
                                                                                    628,044

                       Public Housing Authority Bonds - 2.86%
    173,000            5.550%,      07/01/07                                        181,233
                                                                                -----------

                    University of Hawaii
                       University Revenue Bonds - 7.90%
    180,000            5.450%,      10/01/06                                        183,600
    300,000            4.300%,      07/15/13                                        317,682
                                                                                -----------
                                                                                    501,282







HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 2002
----------------------------------------------------------------------------------------------

                                                                                    Value
    Par Value                                                                   (Note 1 (A))
                 Honolulu City & County
                    Board of Water Supply - 3.34%
   $200,000            5.000%,      07/01/04                                     $   212,182
                                                                                ------------

                    General Obligation Bonds - 3.39%
    100,000            5.000%,      10/01/02                                         100,000
    100,000            5.375%,      09/01/12                                         114,822
                                                                                ------------
                                                                                     214,822

                    Waste System Revenue - 3.66%
    200,000            5.500%,      07/01/11                                         231,858
                                                                                ------------

                    Multi-Family Mortgage Purpose Revenue Bond - 3.24%
    182,000            5.750%,      11/20/09                                         205,553
                                                                                ------------

                 Kauai County
                    General Obligation Bonds - 3.30%
    100,000            4.400%,      08/01/03                                         102,350
    100,000            4.550%,      08/01/05                                         107,289
                                                                                ------------
                                                                                     209,639

                 Maui County
                    General Obligation Bonds - 8.49%
    300,000            4.650%,      03/01/07                                         327,035
    200,000            4.250%,      03/01/12                                         211,770
                                                                                ------------
                                                                                     538,805

                    Total Investments (Cost $4,820,092) (a)      80.27%            5,093,231
                    Other Assets Less Liabilities                19.73%            1,251,980
                                                                ------          ------------
                    Net Assets                                  100.00%          $ 6,345,211
                                                                ======          ============


                 (a)Aggregate cost for federal income tax purposes is $4,820,092.

                    At September 30, 2002, unrealized appreciation
                    (depreciation) of securities for federal income tax purposes is as follows:
                      Gross unrealized appreciation                               $ 273,139
                      Gross unrealized depreciation                                       -
                                                                                -----------
                         Net unrealized appreciation                              $ 273,139
                                                                                ===========



HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2002
----------------------------------------------------------------------------------------------

                                                             Municipal          Intermediate
                                                                 Fund                  Fund
ASSETS
    Investments at market value
       (Identified cost $124,696,784 and $4,820,092,
        respectively) (Note 1 (A))                         $   132,385,014       $   5,093,231
    Cash                                                           696,917           1,179,212
    Interest receivable                                          2,096,027              67,976
    Subscriptions receivable                                        64,217               5,300
    Other assets                                                    19,616               4,754
                                                           ---------------       -------------
          Total assets                                         135,261,791           6,350,473
                                                           ---------------       -------------


LIABILITIES
    Distributions payable                                          141,293               2,383
    Redemptions payable                                              8,210                 -
    Management fee payable                                          56,768               2,108
    Distribution plan payable                                       17,031                 -
    Shareholder servicing fee payable                               11,354                 -
    Transfer agent fee payable                                       3,463                 370
    Administration fee payable                                       2,271                 106
    Accrued expenses                                                40,692                 295
                                                           ---------------       -------------
          Total liabilities                                        281,082               5,262
                                                           ---------------       -------------

NET ASSETS
    (Applicable to 11,997,909 and 1,204,231 shares outstanding,
     $.01 par value, 20,000,000 shares authorized)         $   134,980,709       $   6,345,211
                                                           ===============       =============


NET ASSET VALUE, OFFERING AND REPURCHASE
    PRICE PER SHARE
    ($134,980,709    /  11,997,909 shares)                     $11.25
                                                               ======
        ($6,345,211  /    1,204,231 shares)                                          $5.27
                                                                                     =====

NET ASSETS
    At September 30, 2002, net assets consisted of:
       Paid-in capital                                     $   127,806,506       $   6,080,266
       Undistributed net investment income                          29,499                 -
       Accumulated net realized loss on investments               (543,526)             (8,194)
       Net unrealized appreciation                               7,688,230             273,139
                                                           ---------------       -------------
                                                           $   134,980,709       $   6,345,211
                                                           ===============       =============





HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

STATEMENT OF OPERATIONS

For the year ended September 30, 2002
----------------------------------------------------------------------------------------------

                                                            Municipal             Intermediate
                                                                Fund                     Fund
INVESTMENT INCOME
    Interest income                                         $  6,820,500            $  217,013
                                                            ------------            ----------

    Expenses
       Management fee (Note 2)                                   633,187                28,258
       Distribution costs (Notes 2 and 3)                        189,957                 3,003
       Transfer agent fees (Note 2)                              103,050                 3,989
       Shareholder services (Note 2)                             126,637                     -
       Administration fee (Note 2)                                25,326                 1,129
       Accounting fees                                            78,185                 2,074
       Legal and audit fees                                       45,108                 3,800
       Printing                                                   25,326                   865
       Miscellaneous                                               7,564                   829
       Portfolio pricing fee                                      16,697                   745
       Custodian fees                                             22,566                 1,007
       Insurance                                                   6,332                 1,129
       Registration fees                                           3,646                   414
       Directors fees                                              4,509                   414
                                                            ------------            ----------
          Total expenses                                       1,288,090                47,656
       Expense reimbursement (Note 2)                                -                  (5,674)
       Fee reductions (Note 5)                                   (67,180)               (2,996)
                                                            ------------            ----------
          Net expenses                                         1,220,910                38,986
                                                            ------------            ----------
              Net investment income                            5,599,590               178,027
                                                            ------------            ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
    Net realized gain (loss) from security transactions           91,824                  (571)
    Change in unrealized appreciation of investments           4,184,801               128,125
                                                            ------------            ----------
              Net gain on investments                          4,276,625               127,554
                                                            ------------            ----------

Net increase in net assets
    RESULTING FROM OPERATIONS                               $  9,876,215            $  305,581
                                                            ============            ==========








HAWAII MUNICIPAL FUND


STATEMENT OF CHANGES IN NET ASSETS

For the years ended September 30, 2002 and 2001
-------------------------------------------------------------------------------------------------------------------

                                                                              2002                       2001
                                                                              ----                       ----
INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income                                            $      5,599,590     $      5,406,026
       Net realized gain (loss) on investments                                    91,824             (261,878)
       Increase (decrease) in unrealized appreciation
          (depreciation) of investments                                        4,184,801            3,884,053
                                                                        ----------------     ----------------
          Net increase in net assets resulting from operations                 9,876,215            9,028,201

    Distributions to shareholders from:
       Net investment income
          ($0.48 and $0.50 per share, respectively)                           (5,551,684)          (5,406,026)

    Capital share transactions (a)
       Increase in net assets resulting from capital share transactions        9,185,416            5,984,549
                                                                        ----------------     ----------------

             Total increase in net assets                                     13,509,947            9,606,724

NET ASSETS
    Beginning of year                                                        121,470,762          111,864,038
                                                                        ----------------     ----------------
    End of year (including undistributed net investment
       income of $29,499 and $0, respectively)                          $    134,980,709     $    121,470,762
                                                                        ================     ================


(a) Summary of capital share activity follows:

                                                      For the year ended                    For the year ended
                                                        September 30, 2002                   September 30, 2001
                                                  ------------------------------        ---------------------------
                                                     Shares             Value            Shares             Value
                                                     ------             -----            ------             -----

      Shares sold                                    1,616,456   $    17,615,249        1,210,919   $    13,074,390
      Shares issued on
         reinvestment of distributions                 346,741         3,783,657          336,073         3,621,390
                                                  ------------   ---------------      -----------   ---------------
                                                     1,963,197        21,398,906        1,546,992        16,695,780
      Shares redeemed                               (1,120,474)      (12,213,490)        (994,022)      (10,711,231)
                                                  ------------   ---------------      -----------   ---------------
         Net increase                                  842,723   $     9,185,416          552,970   $     5,984,549
                                                  ============   ===============      ===========   ===============





HAWAII INTERMEDIATE FUND


STATEMENT OF CHANGES IN NET ASSETS

For the years ended September 30, 2002 and 2001
-------------------------------------------------------------------------------------------------------------------

                                                                                     2002                     2001
                                                                                     ----                     ----
INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income                                                      $    178,027        $     184,667
       Net realized loss on investments                                                   (571)              (6,371)
       Increase (decrease) in unrealized appreciation
          (depreciation) of investments                                                128,125              154,001
                                                                                  ------------        -------------
          Net increase in net assets resulting from operations                         305,581              332,297

    Distributions to shareholders from
       Net investment income
          ($0.16 and $0.21 per share, respectively)                                   (178,027)            (184,667)
       Capital gains
          ($0 and $0.004 per share, respectively)                                          -                 (3,548)

    Capital share transactions (a)
       Increase in net assets resulting from capital
          share transactions                                                         1,274,121              280,068
                                                                                  ------------        -------------
          Total increase in net assets                                               1,401,675              424,150

NET ASSETS
    Beginning of year                                                                4,943,536            4,519,386
                                                                                  ------------        -------------
    End of year                                                                   $  6,345,211        $   4,943,536
                                                                                  ============        =============


(a)   Summary of capital share activity follows:

                                                           For the year ended                 For the year ended
                                                          September 30, 2002                September 30, 2001
                                                       ------------------------         ---------------------------
                                                         Shares           Value                Shares           Value
                                                         ------           -----                ------           -----

      Shares sold                                         425,469    $   2,195,419         254,208   $    1,295,746
      Shares issued on reinvestment
         of distributions                                  28,068          145,034          31,772          161,732
                                                       ----------    -------------      ----------   --------------
                                                          453,537        2,340,453         285,980        1,457,478
      Shares redeemed                                    (206,200)      (1,066,332)       (231,546)      (1,177,410)
                                                       ----------    -------------      ----------   --------------
         Net increase                                     247,337    $   1,274,121          54,434   $      280,068
                                                       ==========    =============      ==========   ==============







FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)
-------------------------------------------------------------------------------------------------------------------

                                                     Years Ended September 30,
                                                     --------------------------------------------------------------
                                                      2002(b)        2001         2000         1999         1998
                                                     --------     --------      -------      -------      -------
Net asset value
    Beginning of year                                $  10.89     $  10.55      $ 10.68      $ 11.23      $ 11.10
                                                     --------     --------      -------      -------      -------

Income from investment operations
    Net investment income                                 .48          .50          .52          .55          .55
    Net gain (loss) on securities
      (both realized and unrealized)                      .36          .34         (.13)        (.55)         .13
                                                     --------     --------      -------      -------      -------
      Total from investment operations                    .84          .84          .39          -            .68
                                                     --------     --------      -------      -------      -------

Less distributions
    Dividends from net investment income                 (.48)        (.50)        (.52)        (.55)        (.55)
    Distributions from capital gains                      -            -            -            -             -
                                                     --------     --------      -------      -------      --------
        Total distributions                              (.48)        (.50)        (.52)        (.55)        (.55)
                                                     --------     --------      -------      -------      -------
    End of year                                      $  11.25     $  10.89      $ 10.55      $ 10.68      $ 11.23
                                                     ========     ========      =======      =======      =======

Total return                                             7.92%        8.11%        3.79%        (.07)%       6.28%

Ratios/Supplemental Data
    Net assets, end of year (in 000's)               $134,980     $121,471     $111,864     $116,449      $112,346
    Ratio of expenses to average
      net assets (a)                                     1.02%        1.03%         .98%         .94%         .89%
    Ratio of net investment income
      to average net assets                              4.42%        4.64%        4.83%        4.88%        4.90%

Portfolio turnover                                      13.06%       22.06%       20.96%       10.83%        7.35%



(a) Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were .96%, .94%, .91%, ..87% and .85% for the years ended September 30, 2002, 2001, 2000, 1999 and 1998, respectively.

(b) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on debt securities. Had the Fund not amortized market discount as an adjustment to interest income, the net investment income to average net assets would have been 4.38%. Per share and ratios prior to October
1, 2001 have not been restated to reflect this change in presentation.




HAWAII INTERMEDIATE FUND


FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)
-------------------------------------------------------------------------------------------------------------------

                                                                          Years Ended September 30,
                                                      -------------------------------------------------------------
                                                       2002          2001         2000         1999         1998
                                                      -------      -------       ------       ------       ------
Net asset value
    Beginning of year                                 $  5.17      $  5.01       $ 5.03       $ 5.18       $ 5.15
                                                      -------      -------       ------       ------       ------

Income from investment operations
    Net investment income                                 .16          .21          .21          .22          .22
    Net gain (loss) on securities
      (both realized and unrealized)                      .10          .16         (.02)        (.14)         .04
                                                      -------      -------       ------       ------       ------
      Total from investment operations                    .26          .37          .19          .08          .26
                                                      -------      -------       ------       ------       ------

Less distributions
    Dividends from net investment income                 (.16)        (.21)        (.21)        (.22)        (.22)
    Distributions from capital gains                      -            -            -           (.01)        (.01)
                                                      -------      -------       ------       ------       ------
        Total distributions                              (.16)        (.21)        (.21)        (.23)        (.23)
                                                      -------      -------       ------       ------       ------
    End of year                                       $  5.27      $  5.17       $ 5.01       $ 5.03       $ 5.18
                                                      =======      =======       ======       ======       ======

Total return                                             5.15%        7.61%        3.97%        1.51%        5.08%

Ratios/Supplemental Data
    Net assets, end of year (in 000's)                 $6,345       $4,944       $4,519       $5,493        $5,911
    Ratio of expenses to average net assets
      Before expense reimbursements                       .84%         .88%         .85%         .98%        1.49%
      After expense reimbursements                        .74% (a)     .88% (a)     .85% (a)     .89% (a)     .85% (a)
    Ratio of net investment income to
      average net assets
      Before expense reimbursements                      3.15%        4.12%        4.07%        4.07%        3.53%
      After expense reimbursements                       3.15%        4.12%        4.07%        4.18%        4.17%

Portfolio turnover                                      18.29%       19.28%        4.22%        3.32%       14.57%


(a) Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were .69%, .79%, .77%, ..75% and .73% for the years ended September 30, 2002, 2001, 2000, 1999 and 1998, respectively.



--------------------------------------------------------------------------------

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2002
--------------------------------------------------------------------------------


(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


     Hawaii Municipal Fund and Hawaii Intermediate Fund ("Funds") are each a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company.

     The investment objective of the Funds is to provide investors with the maximum level of income exempt from federal and Hawaii income taxes consistent with the preservation of capital. The Funds seek to achieve their objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

     The Funds are subject to the risk of price fluctuation of the municipal securities held in their portfolios which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

     Since the Funds invest primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.


      (A)  SECURITY VALUATION

          Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.


      (B)  FEDERAL INCOME TAXES

          It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders. Therefore, no federal income tax provision is required. At September 30, 2002, the Hawaii Municipal Fund had an unused capital loss carryforward of $543,526 of which, $158,125 expires in 2004, $29,000 expires in 2005, $190,181 expires in 2008, $94,114 expires in 2009, and $72,106 expires in 2010. At September 30, 2002, the Hawaii Intermediate Fund had an unused capital loss carryforward of $7,623 of which $1,252 expires in 2009, and $6,371 expires in 2010.


HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2002
----------------------------------------------------------------------------------------------------------

      (C)  SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
           SHAREHOLDERS

     Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized using the interest method. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.


     The tax character of  distributions  paid during the years ended  September
     30, 2002 and 2001 were as follows:

                                             Exempt-                      Long-Term
                                     Interest       Ordinary        Capital           Total
                                    Dividends        Income          Gains       Distributions
                                  -------------     --------       ---------    ---------------
       Hawaii Municipal Fund
          2002                      $ 5,551,684        $-            $   -         $ 5,551,684
          2001                      $ 5,406,026        $-            $   -         $ 5,406,026
       Hawaii Intermediate Fund
          2002                      $   178,027        $-            $   -         $   178,027
          2001                      $   184,353        $314          $ 3,548       $   188,215

           The tax character of distributable earnings at September 30, 2002 were as follows:

                                 Undistributed                         Post                      Total
                                    Ordinary         Capital Loss    October   Unrealized    Distributable
                                    Income           Carryforwards     Loss*     Gain/Loss     Earnings
                                -------------      ---------------  --------   -----------   -------------

       Hawaii Municipal Fund           $  -          $ (543,526)     $  -      $ 7,717,729    $  7,174,203
       Hawaii Intermediate Fund        $  -          $   (7,623)     $ (571)   $   273,139    $    264,945


          * Under the current tax law capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following fiscal year.

     The difference between book basis and tax basis unrealized appreciation is attributable to market discount on debt securities.


      (D) CHANGE IN ACCOUNTING PRINCIPLE

          Hawaii Municipal Fund, as required, adopted the provision of the AICPA
          Audit and Accounting guide for Investment Companies (the "Guide") and began accreting market discounts on debt securities. Prior to October
          1, 2001, the Fund did not accrete market discount on debt  securities.
          The cumulative effect of this change had no impact on total net assets of the Fund, but resulted in a $13,012 increase in the cost of securities and a corresponding decrease of $13,012 in net unrealized gains and losses based on securities held by the Fund on October 1, 2001.

          The effect of this change during the year ended September 30, 2002 was to increase net investment income by $34,894, decrease net unrealized gains and losses by $16,487, and decrease net realized gains and losses by $18,407. As a result, the ratio of net investment income to average net assets increased by .03%, the net investment income per share increased by less than $.01, and the net realized and unrealized gain and losses per share decreased by less than $.01.

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2002
--------------------------------------------------------------------------------

(2)  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES


     First Pacific Corporation ("FPC") provides the Funds with management and administrative services pursuant to a management agreement and administrative services agreement. In accordance with the terms of the management agreement and the administrative services agreement, FPC receives compensation at the annual rate of .50% and up to .05% of each Fund's average daily net assets, respectively. For the year ended September 30, 2002, FPC voluntarily waived certain management fees in the amount of $5,674 for Hawaii Intermediate Fund.


     The Funds' distributor, First Pacific Securities, Inc. ("FPS"), a wholly-owned subsidiary of FPC, received $189,957 and $3,003 for costs incurred in connection with the sale of Hawaii Municipal Fund's shares and Hawaii Intermediate Fund's shares, respectively (See Note 3).


     First Pacific Recordkeeping, Inc. ("FPR"), a wholly-owned subsidiary of FPC, serves as the transfer agent for the Funds. In accordance with the terms of the transfer agent agreement, FPR receives compensation at the annual rate of .06% of each Fund's average daily net assets. FPR also provides the Hawaii Municipal Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. As compensation for these services FPR receives a fee, computed daily and payable monthly, at an annualized rate of up to .10% of average daily net assets.


     Certain officers and directors of the Funds are also officers of FPC, FPS and FPR.


(3)  DISTRIBUTION COSTS


     The Funds' Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.


     The Plan provides that the Funds may incur certain costs, which may not exceed .25% per annum of the Funds' average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds.


(4)  PURCHASES AND SALES OF SECURITIES


     Purchases and sales of securities aggregated $28,351,066 and $15,325,559 respectively for the Hawaii Municipal Fund. Purchases and sales of securities for the Hawaii Intermediate Fund aggregated $1,316,010 and $813,000, respectively.

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2002
--------------------------------------------------------------------------------

(5)  CUSTODY CREDITS

     Under an agreement with the Custodian Bank, custodian fees are paid by credits for cash balances. Any remaining credits are used to offset expenses of other vendors and service providers. During the year ended September 30, 2002, such reductions amounted to $67,180 and $2,996 for the Hawaii Municipal Fund and the Hawaii Intermediate Fund, respectively. Credits used to offset expenses were as follows:

                                           Municipal          Intermediate
                                                Fund                 Fund

           Custody                           $ 22,566             $ 1,007
           Accounting                          27,917               1,244
           Pricing                             16,697                 745
                                             --------             -------
                                             $ 67,180             $ 2,996
                                             ========             =======

                               INVESTMENT MANAGER
                            First Pacific Corporation
                        2756 Woodlawn Drive, Suite #6-201
                           Honolulu, Hawaii 96822-1856


                                   DISTRIBUTOR
                         First Pacific Securities, Inc.
                        2756 Woodlawn Drive, Suite #6-201
                           Honolulu, Hawaii 96822-1856


                                    CUSTODIAN
                         Union Bank of California, N.A.
                         475 Sansome Street, 15th Floor
                         San Francisco, California 94111


                                  LEGAL COUNSEL
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996


                    INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
                              Tait, Weller & Baker
                         1818 Market Street, Suite #2400
                      Philadelphia, Pennsylvania 19103-2108


                                 TRANSFER AGENT
                        First Pacific Recordkeeping, Inc.
                        2756 Woodlawn Drive, Suite #6-201
                           Honolulu, Hawaii 96822-1856






Plot Points -- Hawaii Intermediate Fund
                          Fund                 Index
         07/07/94           $10,000.00           $10,000.00
         09/30/94           $10,112.31           $10,070.00
         09/30/95           $10,908.83           $11,197.00
         09/30/96           $11,339.20           $11,943.00
         09/30/97           $11,925.45           $13,021.00
         09/30/98           $12,530.22           $14,155.00
         09/30/99           $12,716.09           $13,972.00
         09/30/00           $13,212.54           $13,899.00
         09/30/01           $14,217.40           $15,345.00
         09/30/02           $14,964.71           $16,715.00




The graph above compares the increase in value of a $10,000 investment in the Hawaii Intermediate Fund with the performance of the Lehman Muni Bond Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques pursued by the investment manager that materially affected the performance of the Fund. The Lehman Muni Bond Index reflects reinvestment of dividends but not the expenses of the Fund. The return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results. The total returns are before taxes on distributions or redemptions of Fund shares.

Plot Points -- Hawaii Municipal Fund
                       Fund             Index
       09/30/92        $10,856.21        $13,078.00
       09/30/93        $12,069.91        $14,657.00
       09/30/94        $11,817.16        $14,409.00
       09/30/95        $12,814.17        $16,021.00
       09/30/96        $13,535.04        $17,089.00
       09/30/97        $14,494.75        $18,632.00
       09/30/98        $15,390.96        $20,255.00
       09/30/99        $15,383.33        $19,994.00
       09/30/00        $15,955.87        $19,890.00
       09/30/01        $17,249.30        $21,959.00
       09/30/02        $18,625.71        $23,920.00



The graph above compares the increase in value of a $10,000 investment in the Hawaii Municipal Fund with the performance of the Lehman Muni Bond Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques pursued by the investment manager that materially affected the performance of the Fund. The Lehman Muni Bond Index reflects reinvestment of dividends but not the expenses of the Fund. The return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results. The total returns are before taxes on distributions or redemptions of Fund shares.